Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2022	Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 124,540	¥ 51,366
Derivative liabilities Fair value	120,079	105,705
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	17,701	15,088
Derivative assets Fair value	728	79
Derivative liabilities Fair value	4	1,325
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	6,494	7,415
Derivative assets Fair value	46	57
Derivative liabilities Fair value	¥ 429	¥ 378